Intangible Assets net (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
2025	$ 61,983	$ 247,931
2026	247,931	247,931
2027	247,931	247,931
2028	247,931	247,931
2029	247,931	247,931
Thereafter	2,459,835	2,459,836
Intangible assets, net	$ 3,513,542	$ 3,699,491	$ 3,948,106